Short-Term Loans (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of short term loans
	December 31,	December 31,
	2021	2020
Short-term loans	$5,440,350	$8,391,323
Total	$5,440,350	$8,391,323

	December 31,	December 31,
	2021	2020
Secured	$5,440,350	$8,354,557
Unsecured	-	36,766
Total	$5,440,350	$8,391,323

Schedule of corporate or personal guarantees loans
$572,976	Pledged by cash deposit of RMB300,000 (approximately $43,000) from Gaochuang, real property of Rongfeng Cui and Yanjuan Wang, former CEO of the Company and his wife, and land use right and real property of Qingdao Saike Environmental Technology Co., Ltd; Guaranteed by Rongfeng Cui, Yanjuan Wang and Gaochuang.

$1,541,857	Pledged by real property of the Company and real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang

$3,136,910	Guaranteed by Rongfeng Cui and Yanjuan Wang

$188,607	Pledged by restricted cash of RMB300,000 (approximately $47,054), four patents and certain equipment of the Company; Guaranteed by Rongfeng Cui, Yanjuan Wang and Qingdao Saike Environmental Technology Co., Ltd.